Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 4,083	$ 4,765
Percentage of total reinsurance recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 197	$ 349
Percentage of total prepaid reinsurance premiums	100.00%	100.00%
Commercial Lines reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 916	$ 1,137
Percentage of total reinsurance recoverables	23.00%	24.00%
Prepaid reinsurance premiums	$ 7	$ 157
Percentage of total prepaid reinsurance premiums	3.00%	45.00%
Personal property reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 30	$ 78
Percentage of total reinsurance recoverables	1.00%	2.00%
Prepaid reinsurance premiums	$ 11	$ 8
Percentage of total prepaid reinsurance premiums	6.00%	2.00%
Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 4	$ 5
Percentage of total reinsurance recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0	$ 0
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
Non State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 950	$ 1,220
Percentage of total reinsurance recoverables	24.00%	26.00%
Prepaid reinsurance premiums	$ 18	$ 165
Percentage of total prepaid reinsurance premiums	9.00%	47.00%
State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 3,133	$ 3,545
Percentage of total reinsurance recoverables	76.00%	74.00%
Prepaid reinsurance premiums	$ 179	$ 184
Percentage of total prepaid reinsurance premiums	91.00%	53.00%
State Reinsurance Plans | Michigan Catastrophic Claims Association
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 2,623	$ 2,381
Percentage of total reinsurance recoverables	64.00%	50.00%
Prepaid reinsurance premiums	$ 27	$ 29
Percentage of total prepaid reinsurance premiums	14.00%	9.00%
State Reinsurance Plans | Commercial Auto Insurance Procedures Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 248	$ 415
Percentage of total reinsurance recoverables	6.00%	9.00%
Prepaid reinsurance premiums	$ 0	$ 0
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
State Reinsurance Plans | North Carolina Reinsurance Facility
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 229	$ 214
Percentage of total reinsurance recoverables	6.00%	4.00%
Prepaid reinsurance premiums	$ 82	$ 85
Percentage of total prepaid reinsurance premiums	42.00%	24.00%
State Reinsurance Plans | Florida Hurricane Catastrophe Fund
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 16	$ 169
Percentage of total reinsurance recoverables	0.00%	3.00%
Prepaid reinsurance premiums	$ 0	$ 0
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
State Reinsurance Plans | Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 5	$ 5
Percentage of total reinsurance recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1	$ 1
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
Federal Reinsurance Plans | National Flood Insurance Program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 12	$ 361
Percentage of total reinsurance recoverables	0.00%	8.00%
Prepaid reinsurance premiums	$ 69	$ 69
Percentage of total prepaid reinsurance premiums	35.00%	20.00%